Significant Events After the Reporting Period	12 Months Ended
Dec. 31, 2024
Significant Events After the Reporting Period [Abstract]
Significant events after the reporting period
44.	Significant events after the reporting period

a)	Promissory Notes

On January 17, 2025, Green Quest Holding Inc. entered a Promissory Note Agreement with a third party for principal sum of $1,200,000, together with a interest rate of 14% per annum. The note is due in one year and the interest shall be paid on the last day of each quarter after the effective date. Also pursuant to the Agreement, after the effective date of this note, TNL Mediagene, the parent company of Green Quest Holding Inc., shall transfer 104,348 warrants of the Company to the lender as additional considerations for the service, which the number of the warrants is equal to the amount of this note divided by the exercise price at $11.5.

b)	New Loan Facility

As of the date of the issuance of the consolidated financial statements, the Company has entered two loan agreements with the following amounts and terms:

(a)	Shinshin Credit Corporation: loan facility of $594,694 (NTD 19,500,000); 18-month term with 6.0504% annual interest rate; $594,694 has been drawn down in February 2025.

(b)	Shanghai Commercial and Savings Bank Ltd: loan facility of $1,449,716 (NTD 47,536,200); one-year term with 3.235% annual interest rate; $447,705 has been drawn down in April 2025.

(c)	Taishin International Bank: loan facility of $457,457 (NTD 15,000,000); two-year term with 3.07% annual interest rate; $457,457 has been drawn down in March 2025.

(d)	Hotai Finance Development Co., Ltd: loan facility of $609,900 (NTD 19,998,629); 18-month term with 7.5811% annual interest rate; $609,900 has been drawn down in April 2025.

(e)	First Commercial Bank: loan facility of $1,524,855 (NTD 50,000,000); one-year term with 3.315% annual interest rate; no facility has been drawn down.

(f)	First Commercial Bank: loan facility of $304,971 (NTD 10,000,000); three-year term with 2.9% annual interest rate; no facility has been drawn down.

c)	Ordinary shares issuance

(a)	On February 26, 2025, pursuant to the Tumim ELOC SPA, 119,048 ordinary shares were issued to Tumim as consideration for Tumim’s commitment for the equity line of credit to the Company. For terms and conditions of the Agreement please refer to Note 19 j).

(b)	On March 3 and April 11, 2025, as installment repayments under the 3i Promissory Note, 242,505 and 1,759,717 ordinary shares equivalent to $500,556 and $829,382 of principle plus unpaid interest were issued to 3i, respectively. On April 23, 2025, the Company issued an installment notice to 3i indicating that the Company will proceed with an installment payment in May 2025 amounted to $0.5 million in cash. For terms and conditions of the 3i Promissory Note please refer to Note 13 e) iii).